200 Clarendon Street 27th Floor Boston, MA 02116-5021 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com
LEAH SCHUBERT leah.schubert@dechert.com +617 728 7133 Direct +617 275 8405 Direct Fax

November 1, 2011

via electronic transmission

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:          Russell Exchange Traded Funds Trust
File Nos. 333-160877, 811-22320

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies on behalf of Russell Exchange Traded Funds Trust (the “Trust”) that the forms of Prospectuses and Statement of Additional Information included in Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A (“PEA 26”) that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 26.  I hereby further certify that PEA 26 was filed electronically with the Commission on October 28, 2011 pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing.  Please call me at (617) 728-7139 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Leah Schubert
Leah Schubert

cc:  John V. O’Hanlon
Mary Beth Rhoden